Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2026
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
3	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3.1	Recently issued accounting standards

On November 4, 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires disaggregated disclosure of income statement expenses for public business entities (“PBEs”). The ASU does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. ASU 2024-03 is effective for all PBEs for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Group is currently reviewing the impact of the adoption on the unaudited interim condensed consolidated financial statements.

All other new accounting pronouncements that have been issued but not yet effective are currently being evaluated and, at this time, are not expected to have a material impact on the Group’s financial position or results of operations.

3.2	Operating segments

The Group operates and reports as a single operating and reportable segment.

The key measure of performance used by the Chief Operating Decision Maker (“CODM”), Marti CEO Oğuz Alper Öktem for the single reportable segment is loss before income tax expense. The CODM uses this metric to assess whether the Group is meeting its cost targets, to identify areas requiring cost discipline, and to determine actions needed to reduce losses and maintain operational efficiency.

For the periods ended September 30, 2026 and 2025, the key financial information regarding the single operating segment comprises the following:

	Three months ended	Three months ended	Nine months ended	Nine months ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
Revenue	24,730,267	10,844,126	60,142,573	25,170,560
-Cost of revenues	(4,577,023)	(3,542,796)	(13,590,762)	(10,910,324)
-General and administrative expenses	(7,535,417)	(9,103,606)	(22,418,420)	(21,287,898)
-Selling and marketing expenses	(3,607,441)	(3,143,415)	(7,797,578)	(6,210,703)
-Research and development expenses	(741,283)	(976,146)	(2,665,746)	(2,087,388)
-Other expense	(5,855,395)	(3,094,999)	(15,823,818)	(6,434,126)
-Other income	288,487	179,332	1,067,117	384,221
-Loss on debt extinguishment	-	-	(8,322,400)	-
-Fair value gain on derivative instrument	-	1,198,577	-	1,198,577
-Financial expense, net	(3,720,309)	(3,519,483)	(11,537,165)	(10,259,840)
Segment Loss Before Income Tax Expense	(1,018,114)	(11,158,410)	(20,946,199)	(30,436,921)
Loss Before Income Tax Expense	(1,018,114)	(11,158,410)	(20,946,199)	(30,436,921)

The measure of segment assets is reported on the balance sheet as total consolidated assets.